Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of composition of borrowings
Borrowings of the Group at year-end include the following:

€ in thousand	As at December 31,
	2022	2021
NON-CURRENT
Other loans	87,227	50,726
NON-CURRENT BORROWINGS	87,227	50,726
CURRENT
Other loans	11,580	7,107
CURRENT BORROWINGS	11,580	7,107
TOTAL BORROWINGS	98,806	57,834

Schedule of maturity analysis of non-current borrowings	The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

AS AT 31 DECEMBER, 2021 (In € thousand)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	7,121	48,560	20,534	1,765	—	—	77,980
Lease liabilities	4,060	29,011	5,761	12,798	9,928	1,905	63,464
Refund liabilities	101,070	132,355	55,000	12,720	—	—	301,145
Trade payables and accruals	68,119	—	—	—	—	—	68,119
Tax and employee-related liabilities[3]	10,101	—	—	—	—	—	10,101
Other liabilities	27	25	—	—	—	—	52
	190,499	209,952	81,295	27,282	9,928	1,905	520,861

[3]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

AS AT 31 DECEMBER, 2022 (In € thousand)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	11,629	74,815	44,859	939	—	—	132,242
Lease liabilities	26,674	5,915	5,706	11,620	9,568	80	59,563
Refund liabilities	140,098	—	7,000	—	—	—	147,098
Trade payables and accruals	41,491	—	—	—	—	—	41,491
Tax and employee-related liabilities[3]	10,778	—	—	—	—	—	10,778
Other liabilities	87	—	—	—	—	—	87
	230,756	80,731	57,565	12,559	9,568	80	391,260
[3]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The maturity of non-current borrowings is as follows:

(In € thousand)	As at December 31,
	2022	2021
Between 1 and 2 years	29,452	21,102
Between 2 and 3 years	28,386	15,502
Between 3 and 4 years	23,377	12,306
Between 4 and 5 years	5,388	674
Over 5 years	624	1,143
NON-CURRENT BORROWINGS	87,227	50,726
Current borrowings	11,580	7,107
TOTAL BORROWINGS	98,806	57,834

Schedule of borrowings by denominated currency
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

(In € thousand)	As at December 31,
	2022	2021
Borrowings denominated in EUR	4,433	4,708
Borrowings denominated in USD	94,373	53,126
TOTAL BORROWINGS	98,806	57,834

Schedule of reconciliation of loan
The loan was included in the balance sheet item “Borrowings”.

(In € thousand)	2022	2021
BALANCE AS AT JANUARY 1	49,671	46,190
Proceeds of issue	38,502	—
Transaction costs	(255)	—
Accrued interest	7,521	6,167
Payment of interest	(7,685)	(6,459)
Exchange rate difference	1,429	3,774
BALANCE AS AT DECEMBER 31	89,182	49,671
Less: non-current portion	(79,709)	(44,360)
CURRENT PORTION	9,473	5,311